ProShares Large Cap Core Plus Average Annual Total Returns		12 Months Ended				60 Months Ended		86 Months Ended	99 Months Ended	111 Months Ended	120 Months Ended
		Dec. 31, 2024	[2]	Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024 [4]	Dec. 31, 2024 [5]	Dec. 31, 2024 [6]	Dec. 31, 2024
UBS 130/30 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]			23.01%		13.52%					12.35%
S&P 500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		24.78%		25.02%	[1],[3],[4]	14.51%	[1],[3],[4]	14.18%	14.96%	14.72%	13.09%	[1],[3]
None
Prospectus [Line Items]
Average Annual Return, Percent				22.13%		12.73%					11.64%
None | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent				21.81%		12.40%					11.28%
None | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent				13.31%		10.12%					9.58%

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
[3]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Benchmark.
[4]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
[5]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
[6]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.